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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-04058
Registrant Name: The Korea Fund, Inc.
Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York,
New York 10105

Registrant’s telephone number, including area code: 212-739-3371
Date of Fiscal Year End: June 30, 2010

Date of Reporting Period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
The Korea Fund, Inc. Schedule of Investments
September 30, 2009 (unaudited)

Shares		Value*

COMMON STOCK—96.3%
Auto Components—3.3%
211,910	Halla Climate Control Corp. (c)	$2,126,692
79,030	Hyundai Mobis	11,081,684

		13,208,376

Automobiles—4.2%
176,903	Hyundai Motor Co.	16,699,161

Building Products—2.0%
26,181	KCC Corp.	7,839,827

Capital Markets—2.0%
286,480	Hyundai Securities Co.	3,970,358
68,148	Samsung Securities Co., Ltd.	3,960,706

		7,931,064

Chemicals—3.0%
162,438	Cheil Industries, Inc.	7,028,897
26,130	LG Chemical Ltd.	4,842,776

		11,871,673

Commercial Banks—12.0%
293,000	Hana Financial Group, Inc.	10,048,920
194,297	KB Financial Group, Inc. (b)	9,970,139
1,149,033	Korea Exchange Bank	13,440,866
360,212	Shinhan Financial Group Co., Ltd. (b)	14,355,963

		47,815,888

Commercial Services & Supplies—1.1%
163,367	Korea Plant Service & Engineering Co., Ltd.	4,482,342

Construction & Engineering—3.4%
247,100	Hyundai Engineering & Construction Co., Ltd.	13,370,023

Consumer Finance—0.7%
66,072	Samsung Card Co., Ltd.	2,949,573

Diversified Telecommunication Services—1.9%
143,113	KT Corp.	4,927,056
158,865	LG Dacom Corp.	2,690,456

		7,617,512

Electronic Equipment, Instruments & Components—0.9%
126,360	LG Display Co., Ltd.	3,627,163

Food & Staples Retailing—1.3%
10,272	Shinsegae Co., Ltd.	5,172,165

The Korea Fund, Inc. Schedule of Investments
September 30, 2009 (unaudited)

Shares		Value*

Food Products—2.6%
85,200	Binggrae Co., Ltd.	$3,100,922
23,780	CJ CheilJedang Corp.	4,170,467
14,653	Nong Shim Co., Ltd.	3,163,855

		10,435,244

Household Durables—3.1%
115,510	LG Electronics, Inc.	12,264,640

Industrial Conglomerates—6.2%
265,071	LG Corp. (c)	17,708,033
36,722	Orion Corp. (c)	7,001,999

		24,710,032

Insurance—1.6%
30,704	Samsung Fire & Marine Insurance Co., Ltd.	6,267,498

Internet Software & Services—1.5%
40,337	NHN Corp. (b)(c)	5,919,003

Media—1.5%
344,460	CJ CGV Co., Ltd.	5,830,734

Metals & Mining—8.5%
70,020	Korea Zinc Co., Ltd.	10,379,262
56,414	POSCO	23,358,183

		33,737,445

Multiline Retail—3.2%
47,170	Lotte Shopping Co., Ltd.	12,666,698

Oil, Gas & Consumable Fuels—2.2%
320,320	GS Holdings Corp.	8,836,703

Personal Products—0.9%
4,979	Amorepacific Corp.	3,564,846

Pharmaceuticals—0.5%
12,724	Yuhan Corp. (c)	2,054,700

Semiconductors & Semiconductor Equipment—18.7%
758,369	Hynix Semiconductor, Inc. (b)	12,703,077
89,327	Samsung Electronics Co., Ltd.	61,670,428

		74,373,505

Tobacco—1.7%
110,037	KT&G Corp.	6,666,460

Trading Companies & Distributors—7.1%
252,435	Daewoo International Corp. (c)	7,496,494
394,520	LG International Corp.	10,542,057
221,600	Samsung C & T Corp.	10,186,690

		28,225,241

The Korea Fund, Inc. Schedule of Investments
September 30, 2009 (unaudited)

Shares		Value*

Wireless Telecommunication Services—1.2%
30,494	SK Telecom Co., Ltd.	$4,734,186

	Total Common Stock (cost—$240,323,143)	382,871,702

SHORT-TERM INVESTMENT—5.5%
Collateral Invested for Securities on Loan (d)(e)—5.5%
21,650,815	BNY Institutional Cash Reserves Fund, 0.026% (cost—$21,650,815)	21,650,815

	Total Investments (cost—$261,973,958) (a)—101.8%	404,522,517
	Liabilities in excess of other assets—(1.8)%	(6,969,620)

	Net Assets—100%	$397,552,897

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For Korean equity securities (with rare exceptions), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices). Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $382,871,702, representing 96.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	All or portion of securities on loan with an aggregate market value of $19,819,909; cash collateral of $21,650,815 was received with which the Fund purchased short-term investments.

(d)	Security purchased with cash proceeds from securities on loan.

(e)	In connection with the Fund’s cash collateral in BNY Institutional Cash Reserves Fund (“CR”) at September 12, 2008, the Fund may be subject to losses on investments in certain Lehman Brothers securities held in CR.

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	9/30/09

Investments in Securities — Assets
Common Stock	—	$382,871,702	—	$382,871,702
Short-Term Investments	—	21,650,815	—	21,650,815

Total Investments in Securities	—	$404,522,517	—	$404,522,517

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: November 20, 2009

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: November 20, 2009

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2009